Voya Law Department

J. Neil McMurdie

Senior Counsel

(860) 580-2824, Fax:  (860) 580-4897

neil.mcmurdie@voya.com

December 22, 2014

United States Securities and Exchange Commission

100 F Street NE, Room 1580

Washington, DC  20549

Re:	Voya Insurance and Annuity Company and its Separate Account B
Prospectus Title: Voya SmartDesign Variable Annuity
File Nos. 333-57218 and 811-05626

Dear Commissioners:

Please be advised that in lieu of filing copies of the Voya SmartDesign Variable Annuity Prospectus and Statement of Additional Information under Rule 497(c) of the Securities Act of 1933 (the “1933 Act”) for certain deferred combination variable and fixed annuity contracts, we hereby certify the following pursuant to Rule 497(j) of the 1933 Act:

(1)         The form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent registration statement or amendment; and

(2)         The text of the most recent registration statement or amendment has been filed electronically.

Please call me with your questions or comments.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

Senior Counsel

Windsor Site One Orange Way, C2N Windsor, CT 06095	Voya Services Company